Cover Page	Feb. 22, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 22, 2024
Entity Registrant Name	CLEARWAY ENERGY, INC.
Entity Central Index Key	0001567683
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36002
Entity Tax Identification Number	46-1777204
Entity Address, Address Line One	300 Carnegie Center
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	608-1525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01
Trading Symbol	CWEN.A
Security Exchange Name	NYSE
Common Class C [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class C Common Stock, par value $0.01
Trading Symbol	CWEN
Security Exchange Name	NYSE